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                                                                     Rule 497(e)
                                                333-03093; 033-02460; 033-61122;
                                                033-74092; 333-40309; 333-00373;
                                                 333-90737; 333-53836; 333-53462

                       CONSECO VARIABLE INSURANCE COMPANY

                   Conseco Advisor Variable Annuity Account
       Supplement to the Conseco Advisor Prospectus Dated May 1, 2002,
         As Previously Supplemented on September 6, 2002, July 19, 2002
                              and June 24, 2002
                             --------------------
                      Conseco Variable Annuity Account C
         Supplement to the Maxiflex Individual Annuity Prospectus Dated
        May 1, 2002,  As Previously Supplemented on September 6, 2002,
                       July 19, 2002 and June 24, 2002

            Supplement to the Maxiflex Group Annuity Prospectus Dated
        May 1, 2002,  As Previously Supplemented on September 6, 2002,
                       July 19, 2002 and June 24, 2002
                             --------------------
                      Conseco Variable Annuity Account E
        Supplement to the Achievement Series and Educator Series Annuity
                 Prospectus Dated May 1, 2002, As Previously
            Supplemented on September 6, 2002, July 19, 2002 and June
                                   24, 2002
                             --------------------
                      Conseco Variable Annuity Account F
  Supplement to the Conseco Advantage Annuity Prospectus Dated May 1, 2002,
         As Previously Supplemented on September 6, 2002, July 19, 2002
                              and June 24, 2002
                             --------------------
                      Conseco Variable Annuity Account G
   Supplement to the Monument Series Annuity Prospectus Dated May 1, 2002,
        As Previously Supplemented on July 19, 2002 and June 24, 2002
                             --------------------
                      Conseco Variable Annuity Account H
    Supplement to the Advantage Plus Annuity Prospectus Dated May 1, 2002,
         As Previously Supplemented on September 6, 2002, July 19, 2002
                              and June 24, 2002
                             --------------------
                      Conseco Variable Annuity Account I
            Supplement to the Advantage Strategy Annuity Prospectus
                  Dated May 1, 2002 As Previously Supplemented
                   on September  6, 2002, July 19, 2002 and
                                June 24, 2002
                             --------------------
                          Conseco Variable Account L
        Supplement to the Universal Life Prospectus Dated May 1, 2002,
        As Previously Supplemented on July 19, 2002 and June 18, 2002

     Supplement to the Universal Life Plus Prospectus Dated May 15, 2002,
                 As Previously Supplemented on July 19, 2002

     On October 24, 2002, inviva, inc. ("inviva") completed its acquisition of Conseco Variable Insurance Company ("CVIC"). CVIC is now a wholly-owned subsidiary of inviva. CVIC continues to be responsible for all contracts issued by it. All contact information for CVIC remains the same.

     inviva, a Delaware corporation, is a holding company that owns The American Life Insurance Company of New York. inviva, through Inviva, LLC, is controlled by David Smilow and Tracey Hecht.

     PLEASE READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP THEM
                         TOGETHER FOR FUTURE REFERENCE.

                             DATED: October 24, 2002